UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly reporting period from September 1, 2007 to September 30, 2007

Commission File Number of issuing entity: 333-142062-01 CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2007-1 (Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-142062

CAPITAL ONE AUTO RECEIVABLES, LLC

(Exact name of depositor as specified in its charter)

CAPITAL ONE AUTO FINANCE, INC.

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

140 E. Shore Drive, Room 1052-D

Glen Allen, Virginia 23059

(Address of principal executive offices of

issuing entity)

(804) 290-6736

(Telephone number, including area code)

51-6589576

(I.R.S. Employer Identification No.)

N/A

(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10—D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.  The title of each class of Notes to which this report on Form 10—D relates is set forth in Exhibit 99.1 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒   No ☐

PART I — DISTRIBUTION INFORMATION

ITEM 1 — Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1

PART II — OTHER INFORMATION

ITEM 9 — Exhibits

(a)           The following is a list of documents filed as part of this Report on Form 10-D:

                Exhibit 99.1            Monthly Servicer Report

(b)           The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated:    October 10, 2007

CAPITAL ONE PRIME AUTO RECEIVALBES
TRUST 2007-1
(Issuing Entity)

By: CAPITAL ONE AUTO FINANCE, INC.
(Servicer)

By:	/s/ Steve Richter
Name: Steve Richter
Title: Assistant Vice President

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicer Report.